Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Securities, held to maturity fair value	$ 273,671,000	$ 199,857,000
Allowance for loan losses	25,282,000	21,620,000
Stockholders' Equity:
Preferred stock, par value (in dollars per share)	$ 10	$ 10
Preferred stock, liquidation preference	$ 1,000,000	$ 1,000,000
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	40,000	40,000
Preferred stock, shares outstanding	40,000	40,000
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares issued	14,131,263	14,125,346
Common stock, shares outstanding	14,131,263	14,125,346